Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock Issued	991,618	911,618	285,618
Preferred Stock Outstanding	991,618	911,618	285,618
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common Stock Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock Issued	414,024,625	291,618,428	187,243,870
Common Stock Outstanding	414,024,625	291,618,428	187,243,870